Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 3,075	£ 3,112	[1]	£ 1,286	[1]
Adjustment for non-cash items:
Credit impairment charges		3,377	1,202	[1]	643	[1]
Depreciation, amortisation and impairment of property, plant and equipment and intangibles		441	459	[1]	397	[1]
Other provisions, including pensions		634	417	[1]	2,274	[1]
Net profit on disposal of investments and property, plant and equipment		(119)	(84)	[1]	0	[1]
Other non-cash movements including exchange rate movements	[2]	(2,362)	(742)	[1]	(4,097)	[1]
Changes in operating assets and liabilities
Net increase in cash collateral and settlement balances	[3]	4,098	(5,762)	[1]	(4,862)	[1]
Net (increase)/decrease in loans and advances at amortised cost	[2]	7,142	3,937	[1]	(7,215)	[1]
Net increase in reverse repurchase agreements and other similar secured lending		(7,250)	(118)	[1]	(434)	[1]
Net increase in deposits		31,148	14,544	[1]	16,316	[1]
Net (decrease)/increase debt securities in issue		(4,113)	(5,762)	[1]	14	[1]
Net increase in reverse repurchase agreements and other similar secured lending		8,411	(5,346)	[1]	2	[1]
Net (increase)/decrease in derivative financial instruments		(1,604)	2,390	[1]	(6,419)	[1]
Net (increase)/decrease in trading assets		(14,327)	(9,299)	[1]	10,102	[1]
Net increase/(decrease) in trading liabilities		10,927	(1,402)	[1]	1,688	[1]
Net decrease/(increase) in financial assets and liabilities designated at fair value		2,889	2,485	[1]	(6,284)	[1]
Net (increase)/decrease in other assets		(93)	(44)	[1]	949	[1]
Net increase/(decrease) in other liabilities		13	(991)	[1]	(6,099)	[1]
Corporate income tax (paid)/received		(12)	894	[1]	(409)	[1]
Net cash from operating activities		42,275	(110)	[1]	(2,148)	[1]
Net cash from investing activities
Purchase of debt securities at amortised cost	[2]	(7,890)	(8,565)	[1]	(1,564)	[1]
Proceeds from sale or redemption of debt securities at amortised cost	[2]	3,527	1,305	[1]	5,109	[1]
Purchase of financial assets at fair value through other comprehensive income		(57,640)	(67,056)	[1]	(106,330)	[1]
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		53,367	67,743	[1]	108,038	[1]
Purchase of property, plant and equipment and intangibles		(303)	(610)	[1]	(422)	[1]
Proceeds from sale of property, plant and equipment and intangibles		0	0	[1]	35	[1]
Disposal of discontinued operation, net of cash disposed		0	0	[1]	(39,703)	[1]
Disposal of subsidiaries and associates, net of cash disposed		736	617	[1]	0	[1]
Other cash flows associated with investing activities		11	95	[1]	1,191	[1]
Net cash from investing activities		(8,192)	(6,471)	[1]	(33,646)	[1]
Net cash from financing activities
Dividends paid and coupon payments on other equity instruments		(982)	(934)	[1]	(1,142)	[1]
Issuance of subordinated debt		3,856	6,785	[1]	221	[1]
Redemption of subordinated debt		(4,746)	(6,574)	[1]	(3,246)	[1]
Issue of shares and other equity instruments		1,134	2,292	[1]	1,925	[1]
Redemption of shares and other equity instruments		(903)	(1,970)	[1]	(3,588)	[1]
Capital contribution from Barclays PLC		0	0	[1]	2,000	[1]
Vesting of shares under employee share schemes		(300)	(349)	[1]	(418)	[1]
Net cash from financing activities		(1,941)	(750)	[1]	(4,248)	[1]
Effect of exchange rates on cash and cash equivalents		1,669	(3,345)	[1]	4,159	[1]
Net increase/(decrease) in cash and cash equivalents		33,811	(10,676)	[1]	(36,351)	[1]
Cash and cash equivalents at beginning of the year	[1]	139,314	149,990		186,341
Cash and cash equivalents at end of the year		173,125	139,314	[1]	149,990	[1]
Cash and cash equivalents comprise:
Cash and cash equivalents	[1]	139,314	149,990		186,341
Continuing operations [member]
Net cash from financing activities
Net increase/(decrease) in cash and cash equivalents		33,811	(10,676)		(35,883)
Discontinued operations [member]
Net cash from financing activities
Net increase/(decrease) in cash and cash equivalents		£ 0	£ 0		£ (468)

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.

[2]

Movements in cash and cash equivalents relating to debt sec urities at amortised cost were previously shown within loans and advances to banks and customers in operating activities.  These debt securities holdings are now considered to be part of the investing activity performed by the Barclays Bank Group followin g a change in accounting policy and have been presented within investing activities in 2020 .  Comparatives have been restated. The effect of this change was to reclassify £ 7,260 m of net cash outflows from operating activities to investing activities in 201 9 and inflows of £ 3,544 m in 2018.

[3]

“Cash collateral balances with central banks with original maturity less than three months” was previously labelled “Cash collateral and settlement balances with banks with original maturity less than three months”.  This line it em has been restated to include only balances that the Barclays Bank Group holds at central banks related to payment schemes. Previously, cash collateral and settlement balances with non-central bank counterparties were also classified as cash equivalents and included within this balance . Comparatives have been restated. The effect of this change decreased cash equivalents by £ 16,702 m as at 31 December 2019 , £ 17,367 m as at 31 December 2018 and £ 18,111 m as at 31 December 2017 . As a result, net cash from oper ating activities increased by £ 665 m in 2019 and £ 744 m in 2018 representing the net decrease/(increase) in the cash collateral and settlement balances line item in those periods .